T. ROWE PRICE INTERNATIONAL EQUITY ETF

January 31, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 4.2%
Common Stocks 4.2%
BHP Group, Class DI (GBP)	16,165	495
Brambles	33,294	317
Coles Group	22,603	235
Downer EDI	102,477	279
National Australia Bank	18,503	390
Northern Star Resources	24,163	207
Pilbara Minerals	58,800	134
Qantas Airways (1)	36,786	133
Scentre Group	75,293	150
South32	68,133	147
Suncorp Group	38,578	355
Telstra Group	72,790	192
Worley	9,351	90
Total Australia (Cost $3,181)		3,124
AUSTRIA 1.8%
Common Stocks 1.8%
BAWAG Group	22,160	1,141
OMV	4,197	187
Total Austria (Cost $1,257)		1,328
CANADA 0.9%
Common Stocks 0.9%
Magna International (USD) (2)	2,486	141
Nutrien	11,152	556
Total Canada (Cost $839)		697
CHINA 0.3%
Common Stocks 0.3%
Alibaba Group Holding, ADR (USD)	2,930	212
Total China (Cost $262)		212
DENMARK 3.2%
Common Stocks 3.2%
Genmab (1)	438	121
Novo Nordisk, Class B	20,144	2,303
Total Denmark (Cost $1,841)		2,424
FINLAND 0.4%
Common Stocks 0.4%
Mandatum (1)	6,996	31
Sampo, Class A	6,996	293
Total Finland (Cost $310)		324

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
FRANCE 14.9%
Common Stocks 14.9%
Airbus	11,829	1,884
ArcelorMittal	15,791	435
AXA	22,279	748
BNP Paribas	3,196	215
Dassault Aviation	1,922	364
Edenred	4,187	250
Engie	25,939	414
EssilorLuxottica	1,808	354
Eurofins Scientific	17,673	1,064
LVMH Moet Hennessy Louis Vuitton	526	438
Safran	1,094	204
Sanofi	6,303	631
Sartorius Stedim Biotech	4,752	1,281
Schneider Electric	820	161
Thales	1,698	248
TotalEnergies	30,038	1,949
Ubisoft Entertainment (1)	8,453	187
Vinci	2,336	295
Total France (Cost $11,012)		11,122
GERMANY 8.3%
Common Stocks 8.3%
BASF	4,849	232
Covestro (1)	6,667	352
Deutsche Boerse	2,539	506
Deutsche Telekom	27,374	672
DHL Group	9,924	475
E.ON	19,240	260
Fresenius SE & KGaA	3,255	91
Heidelberg Materials	4,527	418
KION Group	2,940	134
Mercedes-Benz Group	2,162	146
Muenchener Rueckversicherungs-Gesellschaft	968	412
SAP	6,022	1,043
Siemens	4,936	884
Symrise	5,326	550
Total Germany (Cost $5,728)		6,175
HONG KONG 2.9%
Common Stocks 2.9%
AIA Group	156,400	1,227
Galaxy Entertainment Group	84,000	436
HKT Trust & HKT	131,000	157
Hong Kong Exchanges & Clearing	3,600	109

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Techtronic Industries	21,000	223
Total Hong Kong (Cost $2,604)		2,152
HUNGARY 0.4%
Common Stocks 0.4%
OTP Bank	7,182	333
Total Hungary (Cost $265)		333
INDIA 0.3%
Common Stocks 0.3%
ICICI Bank, ADR (USD)	8,888	217
Total India (Cost $212)		217
ITALY 5.1%
Common Stocks 5.1%
Davide Campari-Milano	68,451	694
Enel	70,067	478
Ferrari	2,605	908
Intesa Sanpaolo	170,069	524
Stellantis	28,304	623
UniCredit	20,105	589
Total Italy (Cost $3,672)		3,816
JAPAN 18.2%
Common Stocks 18.2%
Asahi Group Holdings	11,700	435
Astellas Pharma	27,500	320
Daiwa Securities Group	19,500	140
Fast Retailing	1,900	507
Fujitsu	800	111
Hitachi	7,300	573
Hoshizaki	24,800	902
Isetan Mitsukoshi Holdings	12,200	143
Kao	8,000	317
Keyence	1,500	671
LY	83,608	260
MatsukiyoCocokara	21,100	384
Mitsubishi Electric	22,500	334
Mitsubishi Estate	20,900	290
Mitsubishi UFJ Financial Group	57,500	539
Mitsui	6,100	247
Mitsui Fudosan	25,200	633
Mizuho Financial Group	12,100	220
Murata Manufacturing	40,700	822
Nippon Sanso Holdings	11,500	291
Nippon Steel	15,500	373
Nippon Telegraph & Telephone	213,500	268
Nomura Real Estate Holdings	9,700	265

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
ORIX	27,000	521
Otsuka Holdings	6,900	271
Panasonic Holdings	31,300	295
Persol Holdings	112,500	179
Recruit Holdings	4,200	166
Seven & i Holdings	6,000	237
Sompo Holdings	5,900	306
Sony Group	3,500	343
Sumitomo	17,100	393
Suntory Beverage & Food	6,400	209
Taiheiyo Cement	7,700	158
Takeda Pharmaceutical	10,800	317
Tokyo Electron	3,500	650
Toyota Motor	27,900	557
Total Japan (Cost $13,004)		13,647
NETHERLANDS 9.1%
Common Stocks 9.1%
AerCap Holdings (USD) (1)	3,702	284
Akzo Nobel	3,808	293
ASML Holding	2,437	2,114
BE Semiconductor Industries	6,020	905
Heineken	11,156	1,122
ING Groep	49,830	708
Koninklijke Ahold Delhaize	5,058	142
Koninklijke KPN	70,068	238
Koninklijke Philips	16,312	345
Prosus	10,896	322
Universal Music Group	10,675	315
Total Netherlands (Cost $6,282)		6,788
NORWAY 0.4%
Common Stocks 0.4%
DNB Bank	15,658	304
Total Norway (Cost $309)		304
PORTUGAL 0.9%
Common Stocks 0.9%
Galp Energia SGPS	34,584	544
Jeronimo Martins	5,397	123
Total Portugal (Cost $612)		667
SINGAPORE 0.8%
Common Stocks 0.8%
DBS Group Holdings	11,100	263
United Overseas Bank	17,093	360
Total Singapore (Cost $636)		623

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
SOUTH KOREA 0.5%
Common Stocks 0.5%
Samsung Electronics	6,658	362
Total South Korea (Cost $373)		362
SPAIN 2.8%
Common Stocks 2.8%
Amadeus IT Group, Class A	18,750	1,314
Banco Santander	94,587	380
Iberdrola	35,068	422
IBERDROLA (1)	605	8
Total Spain (Cost $2,178)		2,124
SWEDEN 1.8%
Common Stocks 1.8%
Assa Abloy, Class B	12,193	334
Boliden	4,908	130
Sandvik	11,489	242
Swedbank, Class A	18,641	380
Telefonaktiebolaget LM Ericsson, Class B	45,306	251
Total Sweden (Cost $1,240)		1,337
SWITZERLAND 4.4%
Common Stocks 4.4%
Nestle	4,606	525
Novartis	3,846	398
Partners Group Holding	285	384
Roche Holding	2,541	723
Sonova Holding	1,445	462
UBS Group	13,626	408
Zurich Insurance Group	821	417
Total Switzerland (Cost $3,155)		3,317
TAIWAN 0.7%
Common Stocks 0.7%
Taiwan Semiconductor Manufacturing	26,000	521
Total Taiwan (Cost $486)		521
UNITED KINGDOM 17.1%
Common Stocks 17.1%
3i Group	7,292	228
AstraZeneca, ADR (USD)	11,126	741
Auto Trader Group	22,210	204
Barclays	182,355	339
BP	90,868	531
BT Group	141,686	201
Bunzl	6,853	279
CRH	4,756	337

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Endava, ADR (USD) (1)	15,663	1,109
Experian	26,627	1,108
GSK, ADR (USD)	15,023	593
HSBC Holdings	71,742	560
Imperial Brands	27,537	661
Informa	32,823	322
InterContinental Hotels Group	6,158	584
Intermediate Capital Group	26,743	603
Next	3,975	424
Prudential	27,668	284
Rentokil Initial	142,398	733
Rolls-Royce Holdings (1)	198,313	753
Shell	12,924	401
Smiths Group	12,306	252
Taylor Wimpey	180,331	337
Unilever	20,307	988
WPP	20,132	195
Total United Kingdom (Cost $12,096)		12,767
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, 5.30% (3)	372,936	373
Total Short-Term Investments (Cost $373)		373
SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4)	130,305	130
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		130
Total Securities Lending Collateral (Cost $130)		130
Total Investments 100.1% of Net Assets (Cost $72,057)		$74,884
Other Assets Less Liabilities (0.1)%		(70)
Net Assets 100.0%		$74,814

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at January 31, 2024.
(3)	Seven-day yield
(4)	Affiliated Companies

ADR	American Depositary Receipts
GBP	British Pound

T. ROWE PRICE INTERNATIONAL EQUITY ETF

USD	U.S. Dollar
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended January 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 10/31/23	Purchase Cost	Sales Cost	Value 1/31/24
T. Rowe Price Government Reserve Fund	$—	¤	¤	$130
	Total			$130^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $130.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Equity ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses

T. ROWE PRICE INTERNATIONAL EQUITY ETF

information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$3,297	$71,084	$—	$74,381
Short-Term Investments	373	—	—	373
Securities Lending Collateral	130	—	—	130
Total	$3,800	$71,084	$—	$74,884
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF1076-054Q1
01/24